Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements
The following is a summary of intangible assets, net of accumulated amortization, included in the Consolidated Statements of Condition:
(Dollars in thousands)	Goodwill	Other Intangible Assets (a)
December 31, 2011	$133,659	$26,243
Amortization expense	-	(3,910)
Additions	583	367
December 31, 2012	$134,242	$22,700
Amortization expense	-	(3,912)
Additions (b)	7,701	3,200
December 31, 2013	$141,943	$21,988
Amortization expense	-	(4,170)
Additions (b)	3,989	11,700
December 31, 2014	$145,932	$29,518

  Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.
  See Note 2 - Acquisitions & Divestures for further details regarding goodwill related to acquisitions.

Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments
The following is a summary of gross goodwill and accumulated impairment losses and write-offs detailed by reportable segments included in the Consolidated Statements of Condition through December 31, 2014. Gross goodwill, accumulated impairments, and accumulated divestiture related write-offs were determined beginning on January 1, 2002, when a change in accounting requirements resulted in goodwill being assessed for impairment rather than being amortized.
		Regional	Capital
(Dollars in thousands)	Non-Strategic	Banking	Markets	Total
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2011	$-	$36,238	$97,421	$133,659
Additions	-	-	583	583
Impairments	-	-	-	-
Divestitures	-	-	-	-
Net change in goodwill during 2012	-	-	583	583
Gross goodwill	$199,995	$36,238	$98,004	$334,237
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2012	$-	$36,238	$98,004	$134,242
Additions	-	7,701	-	7,701
Impairments	-	-	-	-
Divestitures	-	-	-	-
Net change in goodwill during 2013	-	7,701	-	7,701
Gross goodwill	$199,995	$43,939	$98,004	$341,938
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2013	$-	$43,939	$98,004	$141,943
Additions	-	3,989	-	3,989
Impairments	-	-	-	-
Divestitures	-	-	-	-
Net change in goodwill during 2014	-	3,989	-	3,989
Gross goodwill	$199,995	$47,928	$98,004	$345,927
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2014	$-	$47,928	$98,004	$145,932